Document And Entity Information	Jun. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2023
Entity Registrant Name	INTERACTIVE STRENGTH INC.
Entity Central Index Key	0001785056
Entity Emerging Growth Company	true
Securities Act File Number	001-41610
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1432916
Entity Address, Address Line One	1005 Congress Avenue, Suite 925
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	310
Local Phone Number	697-8655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, $0,0001 par value per share
Trading Symbol	TRNR
Security Exchange Name	NASDAQ